Property and Equipment	12 Months Ended
Dec. 31, 2022
Property and Equipment [Abstract]
Property and equipment
7	Property and equipment

	December 31, 2021	December 31, 2022
	RMB	RMB

Office and other equipment	18,059,177	18,167,730
Leasehold improvements	17,179,429	16,904,137
Motor vehicles	2,052,245	2,372,413
Less: accumulated depreciation	(34,248,905)	(35,160,018)

Total	3,041,946	2,284,262

Total depreciation expense for the years ended December 31, 2021 and 2022 was RMB3,077,154 and 1,722,640, respectively, which were recorded in other expenses in each year.